Submission	Nov. 13, 2024
Submission [Line Items]
Central Index Key	0000719245
Registrant Name	WESTPAC BANKING CORP
Registration File Number	333-283008
Form Type	F-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES